UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	04/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 99.5%	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 99.5%
U.S. Treasury Inflation Protected Securities,
Bonds	2.38	1/15/25	12,279,890	[a,b]	14,217,509
U.S. Treasury Inflation Protected Securities,
Bonds	2.00	1/15/26	7,208,449	[a]	8,220,616
U.S. Treasury Inflation Protected Securities,
Notes	2.13	1/15/19	5,818,805	[a]	6,081,216
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/19	8,610,518	[a,b]	8,690,199
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/20	13,373,243	[a]	13,530,980
U.S. Treasury Inflation Protected Securities,
Notes	1.25	7/15/20	11,641,180	[a]	12,274,403
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/21	6,036,621	[a]	6,095,279
U.S. Treasury Inflation Protected Securities,
Notes	0.63	7/15/21	3,290,123	[a]	3,411,959
U.S. Treasury Inflation Protected Securities,
Notes	0.13	1/15/22	8,591,541	[a]	8,668,564
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/22	2,694,519	[a]	2,712,071
U.S. Treasury Inflation Protected Securities,
Notes	0.13	7/15/22	8,282,915	[a]	8,364,286
U.S. Treasury Inflation Protected Securities,
Notes	0.13	1/15/23	5,470,382	[a]	5,484,594
U.S. Treasury Inflation Protected Securities,
Notes	0.38	7/15/23	1,700,481	[a]	1,732,598
U.S. Treasury Inflation Protected Securities,
Notes	0.63	1/15/24	12,305,223	[a,b]	12,652,993
U.S. Treasury Inflation Protected Securities,
Notes	0.13	7/15/24	8,958,703	[a]	8,920,387
U.S. Treasury Inflation Protected Securities,
Notes	0.38	7/15/25	2,834,299	[a,b]	2,856,571
U.S. Treasury Inflation Protected Securities,
Notes	0.63	1/15/26	10,592,238	[a]	10,845,827
U.S. Treasury Inflation Protected Securities,
Notes	0.13	7/15/26	60,977	[a]	59,881
Total Bonds and Notes
(cost $134,132,141)					134,819,933
Other Investment - .5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $634,303)			634,303	[c]	634,303

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $134,766,444)	100.0%	135,454,236
Liabilities, Less Cash and Receivables	0.0%	(42,140)
Net Assets	100.0%	135,412,096

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b

Security, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $34,315,206 and the value of the collateral held by the fund was $43,374,568, consisting of U.S. Government & Agency securities.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government & Agencies	99.5
Money Market Investment	.5
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2017 (Unaudited)

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment Company	634,303	-	-	634,303
U.S. Treasury	-	134,819,933	-	134,819,933

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At April 30, 2017, accumulated net unrealized appreciation on investments was $687,792, consisting of $1,118,887 gross unrealized appreciation and $431,095 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 104.8%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./Auto Receivables - 1.7%
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,281,489
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	3,706,103		3,707,504
Santander Drive Auto Receivables Trust,
Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,940,685
					10,929,678
Commercial Mortgage Pass-Through Ctfs. - 2.5%
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	2,570,000		2,613,392
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/50	4,375,000		4,575,130
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	[b]	865,642
Motel 6 Trust,
Ser. 2015-MTL6, Cl. A2A2	2.61	2/5/30	6,500,000	[b]	6,521,005
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,781,401		1,858,396
					16,433,565
Consumer Discretionary - 1.7%
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	1,470,000		1,944,232
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		521,804
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	[b]	4,289,780
Sky,
Gtd. Notes	3.75	9/16/24	3,030,000	[b]	3,091,960
Time Warner,
Gtd. Debs.	5.35	12/15/43	1,520,000		1,577,964
					11,425,740
Consumer Staples - 2.3%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	1,800,000		1,973,889
Kraft Heinz Foods,
Gtd. Notes	6.88	1/26/39	1,560,000		1,960,333
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	1,480,000		1,557,219
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	1,795,000	[b]	1,933,432
Post Holdings,
Gtd. Notes	5.50	3/1/25	1,920,000	[b]	2,016,000
Reynolds American,
Gtd. Notes	4.85	9/15/23	3,195,000		3,511,634
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	2,185,000	[b]	2,257,109
					15,209,616

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.8% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 3.5%
Cenovus Energy,
Sr. Unscd. Notes	5.25	6/15/37	2,450,000	[b]	2,399,322
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	1,855,000		1,961,184
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,691,047
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	7,710,000		9,841,237
MPLX LP,
Sr. Unscd. Notes	4.13	3/1/27	855,000		867,723
MPLX LP,
Sr. Unscd. Notes	5.20	3/1/47	905,000		930,021
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	1,980,000		2,095,186
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,062,385
					22,848,105
Financials - 14.5%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	4,050,000	[b]	4,084,190
AerCap Ireland Capital ,
Gtd. Notes	3.50	5/26/22	1,500,000		1,526,010
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	2,060,000		2,088,339
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	3,615,000		3,950,794
Bank of America,
Sr. Unscd. Notes	2.15	11/9/20	4,500,000		4,468,338
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	1,495,000		1,628,867
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	2,120,000		2,208,756
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	1,635,000		1,634,523
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	2,100,000		2,160,207
Citigroup,
Sr. Unscd. Notes	3.89	1/10/28	4,985,000	[c]	5,068,190
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	2,810,000		2,940,912
Citigroup,
Sub. Notes	4.75	5/18/46	2,170,000		2,172,988
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	2,300,000		2,286,531
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		6,958,374
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.95	3/12/19	3,415,000	[c]	3,425,207
Goldman Sachs Group,
Sr. Unscd. Notes	2.14	11/15/18	5,710,000	[c]	5,777,281
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	390,000		394,326
Goldman Sachs Group,
Sr. Unscd. Notes	2.65	11/29/23	5,300,000	[c]	5,485,410
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	2,360,000		2,446,359

		Coupon	Maturity	Principal
Bonds and Notes - 104.8% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Financials - 14.5% (continued)
JPMorgan Chase & Co.,
Sub. Notes		3.63	12/1/27	1,675,000		1,644,058
KeyBank,
Sr. Unscd. Notes		2.50	11/22/21	1,210,000		1,209,872
Lloyds Banking Group,
Sub. Notes		4.65	3/24/26	3,300,000		3,432,832
Morgan Stanley,
Sr. Unscd. Notes		4.30	1/27/45	3,800,000		3,813,083
Pacific LifeCorp,
Sr. Unscd. Notes		5.13	1/30/43	3,230,000	[b]	3,554,231
Park Aerospace Holdings,
Gtd. Notes		5.25	8/15/22	375,000	[b]	397,500
Park Aerospace Holdings,
Gtd. Notes		5.50	2/15/24	1,595,000	[b]	1,690,700
Principal Financial Group,
Gtd. Notes		4.30	11/15/46	1,600,000		1,638,466
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	3,380,000	[c]	3,738,463
Quicken Loans,
Gtd. Notes		5.75	5/1/25	2,125,000	[b]	2,156,875
Synchrony Financial,
Sr. Unscd. Notes		3.75	8/15/21	2,285,000		2,366,828
Volkswagen Group of America Finance,
Gtd. Notes		1.25	5/23/17	2,100,000	[b]	2,099,992
Volkswagen International Finance,
Gtd. Notes		1.60	11/20/17	200,000	[b]	199,871
Wells Fargo & Co.,
Sr. Unscd. Notes		3.07	1/24/23	1,625,000		1,644,937
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	3,470,000		3,643,493
ZFS Finance USA Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/37	1,935,000	[b,c]	1,941,966
						95,878,769
Foreign/Governmental - 7.7%
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	1,355,000	[d]	1,434,945
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	30,730,000		2,107,884
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	2,249,500,000		937,572
Colombian Government,
Sr. Unscd. Notes		3.88	4/25/27	790,000		797,703
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,825,000	[b]	3,117,760
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	2,456,100,000	[e]	23,115,576
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	36,665,000		1,771,096
Mexican Government,
Sr. Unscd. Notes		4.15	3/28/27	820,000		844,149
Mexican Government,
Sr. Unscd. Notes		4.75	3/8/44	1,350,000		1,338,525
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	5,165,000	[b]	5,468,451
Romanian Government,
Sr. Unscd. Notes		4.88	1/22/24	2,885,000	[b]	3,144,197

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Bonds and Notes - 104.8% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 7.7% (continued)
Romanian Government,
Sr. Unscd. Notes	6.13		1/22/44	1,770,000	[b]	2,201,861
Russian Government,
Unscd. Bonds, Ser. 6217	RUB	7.50	8/18/21	106,490,000		1,864,974
Uruguayan Government,
Sr. Unscd. Notes	4.38		10/27/27	2,655,000		2,801,025
						50,945,718
Health Care - 4.8%
Abbott Laboratories,
Sr. Unscd. Notes	4.90		11/30/46	1,860,000		1,953,342
Abbvie,
Sr. Unscd. Notes	3.20		5/14/26	2,125,000		2,074,854
Aetna,
Sr. Unscd. Notes	2.80		6/15/23	2,640,000		2,644,947
AmerisourceBergen,
Sr. Unscd. Notes	3.25		3/1/25	1,535,000		1,553,271
Celgene,
Sr. Unscd. Notes	3.55		8/15/22	2,395,000		2,487,845
Gilead Sciences,
Sr. Unscd. Notes	3.65		3/1/26	820,000		835,067
Gilead Sciences,
Sr. Unscd. Notes	4.75		3/1/46	1,180,000		1,219,565
HCA,
Gtd. Notes	5.38		2/1/25	2,130,000		2,223,187
Medtronic,
Gtd. Notes	4.63		3/15/45	1,415,000		1,543,472
Mylan,
Gtd. Notes	3.15		6/15/21	2,440,000		2,465,457
Perrigo Finance Unlimited,
Gtd. Notes	4.38		3/15/26	3,190,000		3,286,009
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.88		9/23/23	2,285,000		2,243,388
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	3.15		10/1/26	570,000	[d]	531,770
Thermo Fisher Scientific,
Sr. Unscd. Notes	2.95		9/19/26	2,135,000		2,055,587
UnitedHealth Group,
Sr. Unscd. Notes	4.75		7/15/45	1,735,000		1,938,736
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55		4/1/25	2,400,000		2,394,907
						31,451,404
Industrials - 2.7%
BAE Systems Holdings,
Gtd. Notes	3.85		12/15/25	4,045,000	[b]	4,188,877
CSX,
Sr. Unscd. Notes	2.60		11/1/26	2,607,000		2,480,240
ERAC USA Finance,
Gtd. Notes	3.85		11/15/24	1,895,000	[b]	1,946,097
FedEx,
Gtd. Notes	4.40		1/15/47	1,940,000		1,916,834
General Electric,
Sr. Unscd. Notes	1.67		1/14/19	3,310,000	[c]	3,332,419
United Rentals North America,
Gtd. Notes	5.75		11/15/24	1,980,000		2,093,850

	Coupon	Maturity	Principal
Bonds and Notes - 104.8% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Industrials - 2.7% (continued)
Waste Management,
Gtd. Notes	6.10	3/15/18	1,700,000		1,767,410
					17,725,727
Information Technology - 2.0%
Broadcom,
Gtd. Notes	3.00	1/15/22	2,805,000	[b]	2,830,618
Dell International,
Sr. Scd. Notes	6.02	6/15/26	3,040,000	[b]	3,354,369
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.65	10/15/22	1,490,000	[c]	1,573,921
Oracle,
Sr. Unscd. Notes	2.65	7/15/26	2,150,000		2,077,803
Visa,
Sr. Unscd. Notes	3.15	12/14/25	1,945,000		1,979,318
Zayo Group,
Gtd. Notes	5.75	1/15/27	1,125,000	[b]	1,196,719
					13,012,748
Materials - 1.9%
Ardagh Packaging Finance,
Gtd. Notes	6.00	2/15/25	2,100,000	[b]	2,176,125
Equate Petrochemical,
Gtd. Notes	3.00	3/3/22	1,400,000	[b]	1,394,960
Glencore Funding,
Gtd. Notes	4.63	4/29/24	2,460,000	[b]	2,580,262
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,855,000		1,954,589
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000	[d]	3,532,201
Steel Dynamics,
Sr. Unscd. Notes	5.00	12/15/26	565,000	[b]	579,125
					12,217,262
Municipal Bonds - 2.3%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,256,246
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	4,640,000		4,763,424
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,803,548
					14,823,218
Real Estate - 1.4%
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/27	425,000		430,304
Alexandria Real Estate Equities,
Gtd. Notes	4.50	7/30/29	1,560,000		1,633,869
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,515,000		1,552,101
DDR,
Sr. Unscd. Notes	4.75	4/15/18	1,495,000		1,527,820
Omega Healthcare Investors,
Gtd. Notes	5.25	1/15/26	1,975,000		2,079,872
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/25	2,040,000		2,070,441
					9,294,407

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.8% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	37,518		38,035
Prudential Home Mortgage Securities,
Ser. 1994-A, Cl. 5B	6.73	4/28/24	336	[b,c]	326
Residential Funding Mortgage Securities I
Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	33,378		33,220
					71,581
Telecommunications - 2.1%
AT&T,
Sr. Unscd. Notes	1.96	11/27/18	4,410,000	[c]	4,449,086
AT&T,
Sr. Unscd. Notes	5.45	3/1/47	3,190,000		3,298,345
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,718,937
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/47	1,010,000		1,048,575
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,593,727
					14,108,670
U.S. Government Agencies - .0%
Small Business Administration Participation
Ctfs.,
Gov't Gtd. Debs., Ser. 97-J	6.55	10/1/17	4,303		4,354
U.S. Government Agencies/Mortgage-Backed - 27.4%
Federal Home Loan Mortgage Corp.:
4.00%			11,890,000	[f,g]	12,517,011
3.00%, 11/1/46			3,943,644	[g]	3,942,486
3.50%, 8/1/30-8/1/46			12,904,521	[g]	13,346,472
5.00%, 10/1/18-9/1/40			256,877	[g]	282,997
5.50%, 5/1/40			104,112	[g]	115,499
6.00%, 7/1/17-6/1/22			141,529	[g]	151,625
6.50%, 9/1/29-3/1/32			2,631	[g]	2,961
7.00%, 11/1/31			70,239	[g]	77,710
7.50%, 12/1/25-1/1/31			4,611	[g]	4,816
8.00%, 10/1/19-1/1/28			2,899	[g]	3,454
8.50%, 7/1/30			361	[g]	437
Multiclass Mortgage Participation Ctfs.,
REMIC, Ser. 51, Cl. E, 10.00%,
7/15/20			14,443	[g]	15,379
Federal National Mortgage Association:
3.00%			1,675,000	[f,g]	1,673,561
3.50%			1,135,000	[f,g]	1,186,283
4.00%			28,955,000	[f,g]	30,497,757
3.00%, 10/1/30-4/1/46			42,126,429	[g]	42,948,327
3.28%, 3/1/27			13,456,416	[g]	13,918,927
3.50%, 1/1/31-3/1/46			32,409,436	[g]	33,509,417

	Coupon	Maturity	Principal
Bonds and Notes - 104.8% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Agencies/Mortgage-Backed - 27.4% (continued)
4.00%, 12/1/43			2,053,307	[g]	2,176,960
5.00%, 5/1/18-11/1/20			172,649	[g]	178,328
5.50%, 2/1/33-7/1/40			3,014,218	[g]	3,379,524
6.00%, 1/1/19-1/1/38			173,968	[g]	194,321
6.50%, 3/1/26-10/1/32			17,513	[g]	19,482
7.00%, 2/1/29-6/1/32			17,857	[g]	19,805
7.50%, 11/1/27-3/1/31			2,723	[g]	2,871
8.00%, 12/1/25			4,512	[g]	4,869
Pass-Through Ctfs., REMIC, Ser. 1988-16,
Cl. B, 9.50%, 6/25/18			1,027	[g]	1,042
Government National Mortgage Association I:
5.50%, 4/15/33			592,145		671,379
6.50%, 4/15/28-7/15/32			9,913		11,144
7.00%, 4/15/28-9/15/31			2,841		3,260
7.50%, 12/15/26-11/15/30			720		724
8.00%, 5/15/26-10/15/30			8,385		8,655
8.50%, 4/15/25			1,745		1,918
9.00%, 10/15/27			6,241		6,306
9.50%, 11/15/17-2/15/25			948		952
Government National Mortgage Association II:
3.00%, 10/20/45-11/20/45			19,236,920		19,524,744
6.50%, 2/20/31-7/20/31			41,573		48,913
7.00%, 11/20/29			146		170
					180,450,486
U.S. Government Securities - 23.9%
U.S. Treasury Bonds	4.50	2/15/36	19,050,000	[d]	24,442,045
U.S. Treasury Bonds	2.50	2/15/46	3,025,000		2,749,559
U.S. Treasury Floating Rate Notes	0.96	1/31/19	28,775,000	[c]	28,832,061
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/21	12,833,600	[h]	12,958,304
U.S. Treasury Inflation Protected Securities,
Notes	0.63	1/15/26	12,457,538	[h]	12,755,784
U.S. Treasury Notes	1.63	3/15/20	14,160,000		14,236,889
U.S. Treasury Notes	1.50	4/15/20	26,050,000		26,091,732
U.S. Treasury Notes	1.88	1/31/22	35,645,000		35,764,054
					157,830,428
Utilities - 2.4%
Dominion Resources,
Sr. Unscd. Notes	2.85	8/15/26	4,100,000		3,888,534
Dynegy,
Gtd. Notes	7.63	11/1/24	2,280,000	[d]	2,097,600
Enel,
Jr. Sub. Bonds	8.75	9/24/73	1,415,000	[b,c]	1,659,087
Enel Finance International,
Gtd. Notes	6.00	10/7/39	805,000	[b]	930,523
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,351,888

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.8% (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Utilities - 2.4% (continued)
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000	370,853
Great Plains Energy,
Sr. Unscd. Notes	3.90	4/1/27	810,000	821,097
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	1,210,000	1,275,033
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	1,410,000	1,483,954
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000	526,992
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000	727,010
				16,132,571
Total Bonds and Notes
(cost $684,224,676)				690,794,047
			Face Amount
			Covered by
Options Purchased - .0%			Contracts ($)	Value ($)
Put Options - .0%
Euro,
May 2017 @ EUR 1.09
(cost $18,479)			1,870,000	16,012

	Yield at
	Date of	Maturity	Principal
Short-Term Investments - .6%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills	0.52	5/11/17	2,565,000		2,564,531
U.S. Treasury Bills	0.87	9/28/17	1,455,000	[i]	1,449,740
Total Short-Term Investments
(cost $4,014,289)					4,014,271
Other Investment - 1.5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $9,778,344)			9,778,344	[j]	9,778,344
Investment of Cash Collateral for
Securities Loaned - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $7,201,883)			7,201,883	[j]	7,201,883
Total Investments (cost $705,237,671)			108.0%		711,804,557
Liabilities, Less Cash and Receivables			(8.0%)		(52,749,333)
Net Assets			100.0%		659,055,224

GO—General Obligation
a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
COP—Colombian Peso
EUR—Euro
JPY—Japanese Yen
MXN—Mexican Peso
RUB—Russian Ruble

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $76,268,932 or 11.57% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

Security, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $31,336,600 and the value of the collateral held by the fund was $32,308,468, consisting of cash collateral of $7,201,883 and U.S. Government & Agency securities valued at $25,106,585.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Purchased on a forward commitment basis.
g

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Held by or on behalf of a counterparty for open futures contracts.
j	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	51.3
Corporate Bonds	39.3
Foreign/Governmental	7.7
Short-Term/Money Market Investments	3.2
Commercial Mortgage-Backed	2.5
Municipal Bonds	2.3
Asset-Backed	1.7
Residential Mortgage-Backed	.0
Options Purchased	.0
108.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2017 (Unaudited)

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	10,929,678	-	10,929,678
Commercial Mortgage-Backed	-	16,433,565	-	16,433,565
Corporate Bonds†	-	259,305,019	-	259,305,019
Foreign Government	-	50,945,718	-	50,945,718
Municipal Bonds†	-	14,823,218	-	14,823,218
Registered Investment Companies	16,980,227	-	-	16,980,227
Residential Mortgage-Backed	-	71,581	-	71,581
U.S. Government
Agencies/Mortgage-Backed	-	180,454,840	-	180,454,840
U.S. Treasury	-	161,844,699	-	161,844,699
Other Financial Instruments:
Futures††	1,153,054	-	-	1,153,054
Forward Foreign Currency
Exchange Contracts††	-	1,221,906	-	1,221,906
Options Purchased	-	16,012	-	16,012
Liabilities($)
Other Financial Instruments:
Futures††	(1,109,836)	-	-	(1,109,836)
Forward Foreign Currency
Exchange Contracts††	-	(408,944)	-	(408,944)
Options Written	-	(53,800)	-	(53,800)
Swaps††	-	(199,859)	-	(199,859)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Intermediate Term Income Fund
April 30, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	250	54,152,344	June 2017	125,885
U.S. Treasury 5 Year Notes	698	82,647,562	June 2017	886,974
U.S. Treasury Ultra Long Bond	51	8,309,813	June 2017	140,195
Futures Short
Euro-Bobl	526	(75,552,123)	June 2017	(163,416)
Euro-Bond	54	(9,516,263)	June 2017	(41,811)
Japanese 10 Year Bond	18	(24,385,378)	June 2017	(182,547)
U.S. Treasury 10 Year Notes	553	(69,522,469)	June 2017	(722,062)
Gross Unrealized Appreciation				1,153,054
Gross Unrealized Depreciation				(1,109,836)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Intermediate Term Income Fund
April 30, 2017 (Unaudited)

		Face Amount Covered
		by Contracts [a]	Value ($)
Call Options:
British Pound Cross Currency
April 2017 @ GBP 0.88	EUR	1,070,000	-
Euro,
May 2017 @ EUR 1.04		1,870,000	(1,251)
Japanese Yen,
April 2017 @ JPY 116		2,325,000	-
Mexican Peso,
May 2017 @ MXN 21.5		1,145,000	(176)
Norwegian Krone Cross Currency
June 2017 @ NOK 9.3	EUR	965,000	(14,557)
South African Rand,
July 2017 @ ZAR 14.25		1,015,000	(15,441)
South African Rand,
July 2017 @ ZAR 14.5		1,000,000	(7,590)
South African Rand,
July 2017 @ ZAR 15		1,000,000	(4,718)
South Korean Won,
April 2017 @ KRW 1,200		1,150,000	-
South Korean Won,
June 2017 @ KRW 1,200		1,140,000	(2,700)
South Korean Won,
July 2017 @ KRW 1,200		1,015,000	(6,515)
Turkish Lira,
May 2017 @ TRY 3.85		1,145,000	(852)
Put Options:
New Zealand Dollar Cross Currency
April 2017 @ NZD 1.02	AUD	1,550,000	-
Total Options Written
(premiums received $190,626)			(53,800)

a Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2017 (Unaudited)

OTC Interest Rate Swaps

			(Pay)
			Receive
Notional	Currency/		Fixed		Unrealized
Amount ($)	Floating Rate	Counterparty	Rate (%)	Expiration	(Depreciation) ($)
	USD - 3 MONTH
	US CPI URBAN
	CONSUMERS	JP Morgan Chase
201,100,000	NSA	Bank	1.68	4/25/2018	(199,859)

Gross Unrealized Depreciation					(199,859)

USD—United States Dollar
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or

NOTES

interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at April 30, 2017 are set forth in the Statement of Swap Agreements.

At April 30, 2017, accumulated net unrealized appreciation on investments was $6,703,712, consisting of $12,643,864 gross unrealized appreciation and $5,940,152 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 96.9%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./Auto Receivables - 1.9%
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	261,328		261,427
Countrywide Asset-Backed Certificates,
Ser. 2004-6, Cl. 2A5	1.76	11/25/34	795,025	[b]	779,130
OSCAR US Funding Trust,
Ser. 2017-1A, Cl. A4	3.30	5/10/24	820,000	[c]	825,148
Santander Drive Auto Receivables Trust,
Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,467,534
					3,333,239
Commercial Mortgage Pass-Through Ctfs. - .5%
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4	5.70	12/10/49	300,834	[b]	300,680
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	580,000		589,793
					890,473
Consumer Discretionary - 3.8%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	1,115,000		1,131,131
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		703,618
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	1,170,000	[c]	1,221,178
Sky,
Gtd. Notes	2.63	9/16/19	1,220,000	[c]	1,224,742
Time Warner,
Gtd. Notes	2.10	6/1/19	900,000		902,189
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	530,000	[c]	529,998
Walgreens Boots Alliance,
Sr. Unscd. Notes	1.75	5/30/18	765,000		768,119
					6,480,975
Consumer Staples - 3.8%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	935,000		947,410
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,531,692
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	575,000		584,471
Newell Brands,
Sr. Unscd. Notes	3.15	4/1/21	500,000		513,958
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	380,000	[c]	409,306
Reynolds American,
Gtd. Notes	8.13	6/23/19	800,000		898,447
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	[c]	1,724,159
					6,609,443

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 96.9% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 1.3%
ConocoPhillips,
Gtd. Notes	4.20	3/15/21	575,000	[d]	615,609
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	775,000		807,135
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		239,825
Kinder Morgan Energy Partners,
Gtd. Notes	5.95	2/15/18	596,000		614,891
					2,277,460
Financials - 12.1%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	[c]	766,416
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/22	350,000		356,069
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	455,000		461,259
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	425,000		481,721
Bank of America,
Sr. Unscd. Bond	2.15	11/9/20	550,000		546,130
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		150,503
Bank of America,
Sr. Unscd. Notes	2.20	1/15/19	1,335,000	[b]	1,350,053
Bank of America,
Sr. Unscd. Notes	2.63	4/19/21	960,000		962,001
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	545,000		550,579
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	480,000		493,762
Capital One Financial,
Sr. Unscd. Notes	3.05	3/9/22	950,000		953,780
Citizens Financial Group,
Sr. Unscd. Notes	2.38	7/28/21	975,000		968,538
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	465,000		462,277
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		625,166
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.95	3/12/19	855,000	[b]	857,556
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		628,069
Goldman Sachs Group,
Sr. Unscd. Notes	2.14	11/15/18	1,295,000	[b]	1,310,259
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	725,000		732,781
Goldman Sachs Group,
Sr. Unscd. Notes	2.65	11/29/23	795,000	[b]	822,811
HSBC Holdings,
Sr. Unscd. Notes	2.65	1/5/22	1,080,000		1,074,195
ING Groep,
Sr. Unscd. Notes	3.15	3/29/22	660,000		669,682
KeyBank,
Sr. Unscd. Bond	2.50	11/22/21	265,000		264,972
Lloyds Banking Group,
Sr. Unscd. Notes	3.10	7/6/21	725,000		737,314

		Coupon	Maturity	Principal
Bonds and Notes - 96.9% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Financials - 12.1% (continued)
Morgan Stanley,
Sr. Unscd. Notes		2.34	1/20/22	900,000	[b]	908,818
Park Aerospace Holdings,
Gtd. Notes		5.25	8/15/22	85,000	[c]	90,100
PNC Bank,
Sr. Unscd. Notes		2.20	1/28/19	600,000		604,419
Quicken Loans,
Gtd. Notes		5.75	5/1/25	500,000	[c]	507,500
Synchrony Financial,
Sr. Unscd. Notes		3.00	8/15/19	565,000		573,789
Visa,
Sr. Unscd. Notes		3.15	12/14/25	915,000		931,144
Wells Fargo & Company,
Sr. Unscd Notes		2.60	7/22/20	860,000		871,111
						20,712,774
Foreign/Governmental - 3.4%
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	665,000		704,235
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	2,770,000		190,005
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	463,000,000		192,974
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	645,000	[c]	711,843
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	243,700,000	[e]	2,293,582
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	4,570,000		220,753
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	645,000	[c]	682,895
Russian Government,
Unscd. Bonds, Ser. 6217	RUB	7.50	8/18/21	17,310,000		303,152
Uruguayan Government,
Sr. Unscd. Notes		4.38	10/27/27	545,000		574,975
						5,874,414
Health Care - 5.1%
Abbott Laboratories,
Sr. Unscd. Notes		2.90	11/30/21	760,000		768,469
Celgene,
Sr. Unscd. Notes		2.13	8/15/18	600,000		602,617
Gilead Sciences,
Sr. Unscd. Notes		2.55	9/1/20	1,085,000		1,099,873
HCA,
Gtd. Notes		5.38	2/1/25	500,000		521,875
Medtronic,
Gtd. Notes		2.50	3/15/20	1,190,000		1,212,743
Mylan,
Gtd. Notes		3.15	6/15/21	490,000		495,112
Shire Acquisitions Investments,
Gtd. Notes		2.40	9/23/21	1,150,000		1,137,200
Teva Pharmaceuticals,
Gtd. Notes		2.20	7/21/21	350,000		340,532
UnitedHealth Group,
Sr. Unscd. Bonds		2.13	3/15/21	960,000		959,869
Zimmer Biomet Holdings,
Sr. Unscd. Notes		2.70	4/1/20	1,660,000		1,679,407
						8,817,697

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 96.9% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Industrials - 1.8%
Boeing,
Sr. Unscd. Notes	2.13	3/1/22	1,225,000		1,220,205
General Electric,
Sr. Unscd. Notes	1.67	1/14/19	1,195,000	[b]	1,203,094
United Rentals North America,
Gtd. Notes	5.75	11/15/24	220,000		232,650
Waste Management,
Gtd. Notes	6.10	3/15/18	365,000		379,473
					3,035,422
Information Technology - .7%
Dell International ,
Sr. Scd. Notes	5.45	6/15/23	400,000	[c]	432,616
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	405,000		427,811
Zayo Group,
Gtd. Notes	5.75	1/15/27	255,000	[c]	271,256
					1,131,683
Materials - .3%
Equate Petrochemical,
Gtd. Notes	3.00	3/3/22	350,000	[c]	348,740
Steel Dynamics,
Sr. Unscd. Notes	5.00	12/15/26	120,000	[c]	123,000
					471,740
Municipal Bonds - .6%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	1,055,000		1,083,063
Real Estate - 1.6%
Alexandria Real Estate Equities,
Gtd. Notes	4.60	4/1/22	430,000		458,524
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		373,938
DDR,
Sr. Unscd. Notes	4.75	4/15/18	420,000		429,220
Simon Property Group,
Sr. Unscd. Notes	2.50	9/1/20	485,000		489,566
Ventas Realty,
Gtd. Notes	3.10	1/15/23	440,000		439,435
Welltower,
Sr. Unscd. Notes	2.25	3/15/18	490,000		491,935
					2,682,618
Residential Mortgage Pass-Through Ctfs. - .5%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	37,211		37,724
Impac Secured Assets Trust,
Ser. 2006-2, Cl. 2A1	1.33	8/25/36	811,206	[b]	789,691
					827,415
Telecommunications - .5%
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	525,000		548,921
AT&T,
Sr. Unscd. Notes	3.20	3/1/22	250,000		253,407
					802,328

	Coupon	Maturity	Principal
Bonds and Notes - 96.9% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Agencies/Mortgage-Backed - 3.0%
Federal National Mortgage Association
0.88%, 8/28/17			5,100,000	[f]	5,098,608
Gtd. Pass-Through Ctfs., REMIC, Ser.
2003-49, Cl. JE, 3.00%, 4/25/33			34,253	[f]	34,646
Government National Mortgage Association II
7.00%, 12/20/30-4/20/31			5,514		6,637
7.50%, 11/20/29-12/20/30			5,157		6,111
					5,146,002
U.S. Government Securities - 54.0%
U.S. Treasury Floating Rate Notes	1.01	4/30/18	21,780,000	[b]	21,819,335
U.S. Treasury Floating Rate Notes	0.99	10/31/18	4,000,000	[b]	4,010,076
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/21	4,146,003	[g]	4,186,290
U.S. Treasury Inflation Protected Securities,
Notes	0.63	1/15/26	2,019,033	[g]	2,067,371
U.S. Treasury Notes	1.00	5/31/18	1,500,000		1,497,334
U.S. Treasury Notes	0.63	6/30/18	7,740,000	[d]	7,692,840
U.S. Treasury Notes	0.75	2/15/19	11,075,000	[d]	10,978,526
U.S. Treasury Notes	0.75	7/15/19	20,510,000	[d]	20,263,244
U.S. Treasury Notes	1.38	8/31/20	14,300,000		14,221,522
U.S. Treasury Notes	2.25	4/30/21	2,500,000		2,554,492
U.S. Treasury Notes	1.13	7/31/21	3,715,000		3,623,433
					92,914,463
Utilities - 2.0%
Dominion Resources,
Sr. Unscd. Notes, Ser. C	2.00	8/15/21	1,280,000		1,253,549
Dynegy,
Gtd. Notes	7.63	11/1/24	500,000	[d]	460,000
Enel,
Jr. Sub. Bonds	8.75	9/24/73	300,000	[b,c]	351,750
Eversource Energy,
Sr. Unscd. Bonds, Ser. K	2.75	3/15/22	465,000		469,352
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		524,186
Great Plains Energy,
Sr. Unscd. Notes	3.15	4/1/22	395,000		400,600
					3,459,437
Total Bonds and Notes
(cost $166,931,753)					166,550,646
			Face Amount
			Covered by
Options Purchased - .0%			Contracts ($)		Value ($)
Put Options - .0%
Euro,
May 2017 @ EUR 1.09
(cost $2,372)			240,000		2,055
	Yield at
	Date of	Maturity	Principal
Short-Term Investments - .3%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $518,125)	0.87	9/28/17	520,000	[h]	518,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 2.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $4,563,872)	4,563,872 [i]	4,563,872
Investment of Cash Collateral for
Securities Loaned - .6%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $1,122,500)	1,122,500 [i]	1,122,500
Total Investments (cost $173,138,622)	100.5%	172,757,193
Liabilities, Less Cash and Receivables	(0.5%)	(805,033)
Net Assets	100.0%	171,952,160

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
COP—Colombian Peso
EUR—Euro
JPY—Japanese Yen
MXN—Mexican Peso
RUB—Russian Ruble

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $10,220,647 or 5.94% of net assets.

d

Security, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $40,010,219 and the value of the collateral held by the fund was $41,464,408, consisting of cash collateral of $1,122,500 and U.S. Government & Agency securities valued at $40,341,908.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Held by or on behalf of a counterparty for open futures contracts.
i	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	57.0
Corporate Bonds	33.0
Short-Term/Money Market Investments	3.6
Foreign/Governmental	3.4
Asset-Backed	1.9
Municipal Bonds	.6
Commercial Mortgage-Backed	.5
Residential Mortgage-Backed	.5
Options Purchased	.0
100.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2017 (Unaudited)

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Didn’t	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	3,333,239	-	3,333,239
Commercial Mortgage-Backed	-	890,473	-	890,473
Corporate Bonds†	-	56,481,577	-	56,481,577
Foreign Government	-	5,874,414	-	5,874,414
Municipal Bonds†	-	1,083,063	-	1,086,063
Registered Investment Companies	5,686,372	-	-	5,686,372
Residential Mortgage-Backed	-	827,415	-	827,415
U.S. Government
Agencies/Mortgage-Backed	-	5,146,002	-	5,146,002
U.S. Treasury	-	93,432,583	-	93,432,583
Other Financial Instruments:
Futures††	202,653	-	-	202,653
Forward Foreign Currency
Exchange Contracts††	-	141,015	-	141,015
Options Purchased	-	2,055	-	2,055
Liabilities($)
Other Financial Instruments:
Futures††	(84,207)	-	-	(84,207)
Forward Foreign Currency
Exchange Contracts††	-	(59,854)	-	(59,854)
Options Written	-	(8,900)	-	(8,900)
Swaps††	-	(51,480)	-	(51,480)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Short Term Income Fund
April 30, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	45	9,747,422	June 2017	8,354
U.S. Treasury 5 Year Notes	188	22,260,375	June 2017	194,299
Futures Short
Euro-Bobl	66	(9,479,924)	June 2017	(20,928)
Euro-Bond	4	(704,908)	June 2017	(3,686)
Japanese 10 Year Bond	2	(2,709,487)	June 2017	(20,283)
U.S. Treasury 10 Year Notes	42	(5,280,188)	June 2017	(39,310)
Gross Unrealized Appreciation				202,653
Gross Unrealized Depreciation				(84,207)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Short Term Income Fund
April 30, 2017 (Unaudited)

		Face Amount Covered
		by Contracts [a]	Value ($)
Call Options:
British Pound Cross Currency,
April 2017 @ GBP 0.88	EUR	160,000	-
Euro,
May 2017 @ EUR 1.04		240,000	(161)
Japanese Yen,
April 2017 @ JPY 116		260,000	-
Mexican Peso,
May 2017 @ MXN 21.5		170,000	(26)
Norwegian Krone Cross Currency,
June 2017 @ NOK 9.3	EUR	160,000	(2,414)
South African Rand,
July 2017 @ ZAR 14.25		170,000	(2,586)
South African Rand,
July 2017 @ ZAR 14.5		170,000	(1,290)
South African Rand,
July 2017 @ ZAR 15		170,000	(802)
South Korean Won,
April 2017 @ KRW 1,200		175,000	-
South Korean Won,
June 2017 @ KRW 1,200		170,000	(403)
South Korean Won,
July 2017 @ KRW 1,200		170,000	(1,091)
Turkish Lira,
May 2017 @ TRY 3.85		170,000	(127)
Put Options:
New Zealand Dollar Cross Currency,
April 2017 @ NZD 1.02	AUD	235,000	-
Total Options Written
(premiums received $28,022)			(8,900)

a Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Short Term Income Fund
April 30, 2017 (Unaudited)

OTC Interest Rate Swaps

			(Pay)
			Receive
Notional	Currency/		Fixed		Unrealized
Amount ($)	Floating Rate	Counterparty	Rate (%)	Expiration	(Depreciation) ($)
	USD - 3 MONTH
	US CPI URBAN
	CONSUMERS	JP Morgan Chase
51,800,000	NSA	Bank	1.68	4/25/2018	(51,480)

Gross Unrealized Depreciation					(51,480)

USD—United States Dollar
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or

NOTES

interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at April 30, 2017 are set forth in the Statement of Swap Agreements.

At April 30, 2017, accumulated net unrealized depreciation on investments was $362,307, consisting of $893,396 gross unrealized appreciation and $1,255,703 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)